Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Customer and Supplier Concentrations (Details) [Line Items]
Number of suppliers	three	three	two
Concentration Risk, Benchmark Description	There was one supplier that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2021, which accounted for 51.33% of the Company’s total accounts payable.	There were three suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2020, which combined accounted for 63.47% of the Company’s total accounts payable.	There were three suppliers that have significant concentration (over 10%) of total accounts payable for the year ended September 30, 2019, which combined accounted for 63.47% of the Company’s total accounts payable.
Revenues and Purchases [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%
Revenues [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.67%		10.13%
Number of customers	one		one
Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	24.31%	26.31%	11.48%
Number of customers		two	one
Accounts receivable (in Dollars)	$ 6,144,633		$ 293,640
Significant concentration percentage	10.00%
Supplier 1 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	12.84%	32.05%	29.13%
Supplier 2 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	12.84%	16.60%	18.09%
Supplier 3 [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	11.47%	11.16%